Note 13 - Options	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]

Note 12 – Options

The 2020 Equity Plan was approved by written consent of a majority of shareholders of record as of November 12, 2019 and adopted by the Board on December 5, 2019, as provided in the definitive information statement filed with Securities and Exchange Commission on January 10, 2020 (the “DEF 14C”). The description of the 2020 Equity Plan is qualified in its entirety by the text of the 2020 Equity Plan, a copy of which was attached as Annex C to the DEF 14C. On September 29, 2020, January 4, 2021, and March 19, 2021, the Board of Directors adopted and approved amendments that in aggregate increase the number of shares reserved for issuance under the 2020 Equity Plan to an aggregate total of 814,150 shares and such amendments were approved by a majority of shareholders of record on September 3, 2021.

Outstanding Options

Options to purchase an aggregate total of 650,708 shares of common stock at a weighted average strike price of $4.64, exercisable over a weighted average life of 7.6 years were outstanding as of September 30, 2023.

The Company recognized a total of $399,436 and $651,501 of compensation expense during the nine months ended September 30, 2023 and 2022, respectively, related to common stock options issued to Officers, Directors, Employees and Advisors that are being amortized over the implied service term, or vesting period, of the options. The remaining unamortized balance of these options is $995,525 as of September 30, 2023.

Options Granted

On June 5, 2023, a total of nineteen employees and consultants were granted options to purchase an aggregate 46,405 shares of the Company’s common stock, having an exercise price of $3.66 per share, exercisable over a 10-year term. The options will vest 60% on the third anniversary, and 20% each anniversary thereafter until fully vested. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 84.2% and a call option value of $3.66, was $170,028. The options are being expensed over the vesting period, resulting in $12,143 of stock-based compensation expense during the nine months ended September 30, 2023.

During July 2023, three employees were granted options to purchase an aggregate of 16,000 shares of the Company's common stock, having a weighted average exercise price of $4.61, exercisable over a 10-year term. The options will vest 60% on the third anniversary, and 20% each anniversary thereafter until fully vested. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 90% and a call option value of $2.95, was $47,182. The options are being expensed over the vesting period, resulting in $2,103 of stock-based compensation expense during the nine months ended September 30, 2023. As of September 30, 2023, a total of $45,079 of unamortized expenses are expected to be expensed over the vesting period.

Options Exercised

No options were exercised during the nine months ended September 30, 2023 and 2022.

Note 13 – Options

The 2020 Equity Plan was approved by written consent of a majority of shareholders of record as of November 12, 2019 and adopted by the Board on  December 5, 2019, as provided in the definitive information statement filed with Securities and Exchange Commission on January 10, 2020 (the “DEF 14C”). The description of the 2020 Equity Plan is qualified in its entirety by the text of the 2020 Equity Plan, a copy of which was attached as Annex C to the DEF 14C. On September 29, 2020, January 4, 2021, and March 19, 2021, the Board of Directors adopted and approved amendments that in aggregate increase the number of shares reserved for issuance under the 2020 Equity Plan to an aggregate total of 814,150 shares and such amendments were approved by a majority of shareholders of record on September 3, 2021.

Outstanding Options

Options to purchase an aggregate total of 590,991 shares of common stock at a weighted average strike price of $4.53, exercisable over a weighted average life of 8.1 years were outstanding as of December 31, 2022.

Options Granted

On July 22, 2022, the Company appointed Tim Creed as a member of the Board. Pursuant to the Company’s 2020 Equity Plan, Mr. Creed was granted options to purchase 24,151 shares of the Company’s common stock at an exercise price of $3.90 per share. These options will vest 20% as of July 22, 2023 and 20% each anniversary thereafter until fully vested. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 137% and a call option value of $3.6166, was $87,346. The options are being expensed over the vesting period, resulting in $7,753 of stock-based compensation expense during the year ended December 31, 2022. As of December 31, 2022, a total of $79,593 of unamortized expenses are expected to be expensed over the vesting period.

On April 11, 2022, the Company appointed Joe Mueller as a member of the Board of Directors and Audit Committee. Pursuant to the Company’s 2020 Equity Plan, Mr. Mueller was granted options to purchase 24,151 shares of the Company’s common stock at an exercise price of $3.10 per share. These options will vest 20% as of April 11, 2023 and 20% each anniversary thereafter until fully vested. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 406% and a call option value of $2.6433, was $71,423. The options are being expensed over the vesting period, resulting in $10,763 of stock-based compensation expense during the year ended December 31, 2022. As of December 31, 2022, a total of $60,660 of unamortized expenses are expected to be expensed over the vesting period.

On April 1, 2022, a total of nineteen employees and consultants were granted options to purchase an aggregate 35,977 shares of the Company’s common stock, having an exercise price of $2.75 per share, exercisable over a 10-year term. The options will vest 60% on the third anniversary, and 20% each anniversary thereafter until fully vested. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 406% and a call option value of $2.6433, was $95,099. The options are being expensed over the vesting period, resulting in $13,859 of stock-based compensation expense during the year ended December 31, 2022. As of December 31, 2022, a total of $70,420 of unamortized expenses are expected to be expensed over the vesting period.

On April 1, 2022, the Company granted options to purchase 27,500 shares of the Company’s common stock, having an exercise price of $2.75 per share, exercisable over a 10-year term, to the Company’s then Chief Financial Officer. The options were to vest 60% on the third anniversary, and 20% each anniversary thereafter until fully vested. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 406% and a call option value of $2.6433, was $72,692. The options were being expensed over the vesting period, however, pursuant to a Separation Agreement and Release, dated May 3, 2022, the vesting terms of the options were accelerated to be fully vested, resulting in $72,692 of stock-based compensation expense during the year ended December 31, 2022. Pursuant to the Separation Agreement and Release, the vesting of an aggregate 47,500, with a weighted average exercise price of $4.87, of Mr. Burke’s previously awarded options were also accelerated to be fully vested.

On March 30, 2022, a total of sixteen employees and consultants were granted options to purchase an aggregate 19,436 shares of the Company’s common stock, having an exercise price of $2.75 per share, exercisable over a 10-year term. The options will vest 60% on the third anniversary, and 20% each anniversary thereafter until fully vested. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 407% and a call option value of $2.6435, was $51,380. The options are being expensed over the vesting period, resulting in $7,096 of stock-based compensation expense during the year ended December 31, 2022. As of December 31, 2022, a total of $26,756 of unamortized expenses are expected to be expensed over the vesting period.

On March 25, 2022, a newly appointed advisory board member was granted options to purchase an aggregate 6,382 shares of the Company’s common stock, having an exercise price of $2.35 per share, exercisable over a 10-year term. The options will vest 20% on each anniversary over a five-year period, until fully vested. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 406% and a call option value of $2.2584, was $14,413. The options are being expensed over the vesting period, resulting in $2,220 of stock-based compensation expense during the year ended December 31, 2022. As of December 31, 2022, a total of $12,193 of unamortized expenses are expected to be expensed over the vesting period.

On December 8, 2021, a total of eight employees and consultants were granted options to purchase an aggregate 18,531 shares of the Company’s common stock, having an exercise price of $3.00 per share, exercisable over a 10-year term. The options will vest 60% on the third anniversary, and 20% each anniversary thereafter until fully vested. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 199% and a call option value of $2.9731, was $55,094. The options are being expensed over the vesting period, resulting in $4,636 and $693 of stock-based compensation expense during the years ended December 31, 2022 and 2021, respectively. As of December 31, 2022, a total of $6,260 of unamortized expenses are expected to be expensed over the vesting period.

On August 27, 2021, a total of twelve employees and consultants were granted options to purchase an aggregate 11,918 shares of the Company’s common stock, having an exercise price of $6.00 per share, exercisable over a 10-year term. The options will vest 60% on the third anniversary, and 20% each anniversary thereafter until fully vested. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 193% and a call option value of $5.9316, was $70,693. The options are being expensed over the vesting period, resulting in $8,252 and $4,883 of stock-based compensation expense during the years ended December 31, 2022 and 2021, respectively. As of December 31, 2022, a total of $21,679 of unamortized expenses are expected to be expensed over the vesting period.

On May 25, 2021, two advisory board members were granted options to purchase an aggregate 6,000 shares of the Company’s common stock, having an exercise price of $5.00 per share, exercisable over a 10-year term. The options will vest 60% on the third anniversary, and 20% each anniversary thereafter until fully vested. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 191% and a call option value of $4.9272, was $29,562. The options are being expensed over the vesting period, resulting in $5,912 and $3,564 of stock-based compensation expense during the years ended December 31, 2022 and 2021, respectively. As of December 31, 2022, a total of $20,086 of unamortized expenses are expected to be expensed over the vesting period.

On April 22, 2021, Brad Burke was granted options to purchase 27,500 shares of the Company’s common stock, having an exercise price of $5.50 per share, exercisable over a 10-year term. The options will vest 60% on the third anniversary, and 20% each anniversary thereafter until fully vested. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 193% and a call option value of $5.4381, was $149,547. The options were being expensed over the vesting period, however, pursuant to a Separation Agreement and Release, dated May 3, 2022, the vesting terms of the options were accelerated to be fully vested, resulting in $128,733 and $20,814 of stock-based compensation expense during the years ended December 31, 2022 and 2021, respectively.

On April 22, 2021, a total of fifteen employees and consultants were granted options to purchase an aggregate 19,875 shares of the Company’s common stock, having an exercise price of $5.50 per share, exercisable over a 10-year term. The options will vest 60% on the third anniversary, and 20% each anniversary thereafter until fully vested. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 193% and a call option value of $5.4381, was $108,082. The options were expensed over the vesting period, resulting in $14,658 and $13,361 of stock-based compensation expense during the years ended December 31, 2022 and 2021, respectively. As of December 31, 2022, a total of $47,638 of unamortized expenses are expected to be expensed over the vesting period.

On January 27, 2021, Chris Ludeman was granted options to purchase 24,151 shares of the Company’s common stock, having an exercise price of $6.25 per share, exercisable over a 10-year term. The options will vest in three equal annual installments beginning of January 27, 2022 and continuing on each of the two anniversaries thereafter until fully vested. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 198% and a call option value of $6.1794, was $149,239. The options are being expensed over the vesting period, resulting in $29,848 and $22,815 of stock-based compensation expense during the years ended December 31, 2022 and 2021, respectively. As of December 31, 2022, a total of $96,576 of unamortized expenses are expected to be expensed over the vesting period.

On January 4, 2021, Claudia and Ira Goldfarb were each granted options to purchase 75,000 shares of the Company’s common stock, having an exercise price of $3.70 per share, exercisable over a 10-year term. The options will vest in three equal installments beginning of January 4, 2022 and continuing on each of the two anniversaries thereafter until fully vested. The aggregate estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 198% and a call option value of $3.9412, was $591,178. The options are being expensed over the vesting period, resulting in $197,060 and $194,900 of stock-based compensation expense during the years ended December 31, 2022 and 2021, respectively. As of December 31, 2022, a total of $199,218 of unamortized expenses are expected to be expensed over the vesting period.

The Company recognized a total of $782,081, and $543,332 of compensation expense during the years ended December 31, 2022 and 2021, respectively, related to common stock options issued to Employees and Directors that are being amortized over the implied service term, or vesting period, of the options. The remaining unamortized balance of these options is $1,203,511 as of December 31, 2022.

Options Cancelled or Forfeited

An aggregate 61,642 and 176,312 options with a weighted average strike price of $5.87 and $12.66 per share were forfeited by former employees during the years ended December 31, 2022 and 2021, respectively.

Options Expired

No options expired during the years ended December 31, 2022 and 2021.

Options Exercised

No options were exercised during the years ended December 31, 2022 and 2021.

The following is a summary of information about the Stock Options outstanding at December 31, 2022.

Shares Underlying Options Outstanding						Shares Underlying Options Exercisable
Range of Exercise Prices			Shares Underlying Options Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Shares Underlying Options Exercisable	Weighted Average Exercise Price
$2.35	-	$195.00	590,991	8.1	$4.53	160,199	$5.02

The following is a summary of activity of outstanding stock options:

		Weighted
		Average
	Number	Exercise
	of Shares	Prices
Balance, December 31, 2020	459,524	$8.70
Options granted	257,975	4.36
Options cancelled	(176,312)	(12.66)
Balance, December 31, 2021	541,187	6.77
Options granted	137,597	2.99
Options cancelled	(87,793)	(7.11)
Balance, December 31, 2022	590,991	$4.53

Exercisable, December 31, 2022	160,199	$5.02